Income taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Tax benefit	$ 3,847,000	$ 3,693,000
Unrecognized deferred tax liabilities	5,460,000
Canadian parent
Statement [Line Items]
Non-capital tax losses	5,089,000
Australian subsidiary
Statement [Line Items]
Non-capital tax losses	$ 0
Cayman Island subsidiary
Statement [Line Items]
Income tax rate	0.00%